Basis of preparation	6 Months Ended
Jun. 30, 2022
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements (the financial statements) for the six months ended 30 June 2022 have been prepared in accordance with (a) the Disclosure Guidance and Transparency Rules (DTR) of the UK’s Financial Conduct Authority (FCA), and (b) (i) UK adopted IAS 34, Interim Financial Reporting (ii) IAS 34, Interim Financial Reporting, as published by the International Accounting Standards Board (IASB), and (iii) IAS 34, Interim Financial Reporting as adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union (EU). UK adopted IAS 34 and EU adopted IAS 34 are currently the same and were the same as at 30 June 2022.
The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended 31 December 2021. The annual financial statements for the year ended 31 December 2021 were prepared in accordance the requirements of the Companies Act 2006 and in accordance with (i) UK-adopted international accounting standards (ii) International Financial Reporting Standards (IFRS) and interpretations (IFRICs) as issued by the IASB and (iii) IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the EU . UK adopted IFRS and EU adopted IFRS are currently the same and were the same as at 31 December 2021.
The accounting policies and methods of computation used in these condensed consolidated interim financial statements are the same as those used in the Barclays Bank PLC Annual Report on Form 20-F for the financial year ended 31 December 2021, as amended (the Annual Report 2021).
1.Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Barclays Bank Group and parent company have the resources to continue in business for a period of at least 12 months from approval of the interim financial statements. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions which includes a review of a working capital report (WCR). The WCR is used by the Directors to assess the future performance of the Barclays Bank Group and that it has the resources in place that are required to meet its ongoing regulatory requirements. The WCR includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirements forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Barclays Bank Group could experience.
The WCR indicated that the Barclays Bank Group had sufficient capital in place to support its future business requirements and remained above its regulatory minimum requirements in the internal stress scenarios.
2. Other disclosures
The Credit risk disclosures on pages 7 to 18 form part of these interim financial statements.
Restatement of financial statements
The comparatives in these condensed consolidated interim financial statements for the six months ended 30 June 2022 (the financial statements) have been restated to reflect both a provision and contingent liability disclosure in respect of the impact of an over-issuance of securities (Over-issuance of Securities) in excess of the maximum aggregate offering price registered under Barclays Bank PLC’s shelf registration statement on Form F-3, as declared effective by the SEC in August 2019 (2019 F-3) and Barclays Bank PLC’s predecessor shelf registration statement on Form F-3 filed in 2018 (Predecessor Shelf).
Due to a historic SEC settlement order, at the time the 2019 F-3 was filed and the Predecessor Shelf was amended, Barclays Bank PLC had ceased to be a “well-known seasoned issuer” (or WKSI) and had become an “ineligible issuer”, as defined in Rule 405 under the Securities Act of 1933, as amended (Securities Act), thus being required to register upfront a certain amount of securities with the SEC.
In March 2022, Barclays Bank PLC became aware that it had issued securities in the US materially in excess of the amount it had registered with the SEC under the 2019 F-3 and subsequently became aware that securities had also been issued in excess of the amount it had registered with the SEC under the Predecessor Shelf. The securities that were issued in this period comprise structured notes and exchange traded notes (ETNs). As such, certain offers and sales of these securities were not made in compliance with the Securities Act, giving rise to rights of rescission for certain purchasers of the securities. Under Section 12(a)(1) of the Securities Act, certain purchasers of unregistered securities have a right to recover, upon the tender of such security, the consideration paid for such security with interest, less the amount of any income received, or damages if the purchaser no longer owns the security (the Rescission Price). As a result, Barclays Bank PLC has elected to make a rescission offer to eligible purchasers of the relevant affected securities at the Rescission Price (the Rescission Offer).
A proportion of the expected costs associated with the rights of rescission of certain investors are attributable to Barclays Bank PLC’s financial statements for the year ended 31 December 2021. Accordingly, the comparatives in these financial statements have been restated. The restatement impacts the consolidated income statement, the parent company income statement, the consolidated statement of comprehensive income, the parent company statement of comprehensive income, the consolidated balance sheet, the parent company balance sheet, the consolidated statement of changes in equity, the parent company statement of changes in equity, the consolidated cash flow statement, and the parent company cash flow statement for the year ended 31 December 2021, as well as half yearly financial information that is presented within this document. There was no material effect on Barclays Bank PLC’s previously reported financial statements for the years ended 31 December 2020 and 2019.
The table below reflects each of the consolidated financial statement line items that were affected by the restatement:

For the half year ended 30 June 2021
Impact on the consolidated income statement	As reported £m	Restatement £m	As restated £m
Litigation and conduct	(87)	(77)	(164)
Operating expenses	(5,146)	(77)	(5,223)
Profit before tax	3,334	(77)	3,257
Taxation	(611)	17	(594)
Profit after tax	2,723	(60)	2,663

For the half year ended 30 June 2021
Impact on the consolidated statement of comprehensive income	As reported £m	Restatement £m	As restated £m
Profit after tax	2,723	(60)	2,663
Total comprehensive income for the year	1,092	(60)	1,032

For the half year ended 30 June 2021
Impact on the consolidated cash flow statement	As reported £m	Restatement £m	As restated £m
Profit before tax	3,334	(77)	3,257
Adjustment for non-cash items	5,001	77	5,078

For the year ended 31 December 2021
Impact on the consolidated income statement	As reported £m	Restatement £m	As restated £m
Litigation and conduct	(154)	(220)	(374)
Operating expenses	(10,039)	(220)	(10,259)
Profit before tax	5,638	(220)	5,418
Taxation	(880)	50	(830)
Profit after tax	4,758	(170)	4,588

For the year ended 31 December 2021
Impact on the consolidated balance sheet	As reported £m	Restatement £m	As restated £m
Liabilities
Current tax liabilities	738	(50)	688
Provisions	890	220	1,110
Total liabilities	1,005,291	170	1,005,461
Equity
Retained earnings	43,585	(170)	43,415
Total equity	56,487	(170)	56,317

The table below reflects each of the line items of the parent company financial statements that were affected by the restatement:

For the year ended 31 December 2021
Impact on the parent company balance sheet	As reported £m	Restatement £m	As restated £m
Liabilities
Current tax liabilities	392	(50)	342
Provisions	699	220	919
Total liabilities	1,011,809	170	1,011,979
Equity
Retained earnings	37,350	(170)	37,180
Total equity	52,862	(170)	52,692
The financial impact of the restatement has been reflected in Notes 2, 4, 8 and 17.